Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2022 Options £ / shares	Dec. 31, 2021 Options £ / shares	Dec. 31, 2020 Options £ / shares
Two Thousand And Twenty One Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 6.63
Number of share options outstanding | Options	4,355,669
Expected weighted average remaining vesting period (years)	3 years 2 months 12 days	0 years
Enterprise management incentive scheme (EMI)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 0.19	£ 308.06	£ 143.28
Number of share options outstanding | Options	21,011,084	19,670	16,817
Expected weighted average remaining vesting period (years)	2 years 1 month 20 days	1 year 1 month 13 days
Number of options exercisable | Options	11,317,247	7,715
Enterprise management incentive scheme (EMI) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise prices		£ 1.20
Enterprise management incentive scheme (EMI) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise prices	£ 0.04
Nil cost options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options outstanding | Options	3,411,660
Nil cost options | Two Thousand And Twenty One Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 0
Expected weighted average remaining vesting period (years)	2 years 9 months 10 days
Company share option plan options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options outstanding | Options	944,009
Company share option plan options | Two Thousand And Twenty One Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 6.63
Expected weighted average remaining vesting period (years)	3 years 7 months 13 days